Contributed equity (Tables)	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of equity - contributed equity

		Consolidated
	December	June 2022	December	June 2022
	2022	Restated *	2022	Restated *
	Shares	Shares	$	$
Ordinary shares - fully paid	163,408,976	138,755,376	90,343,718	84,480,249

Summary of movements in ordinary share capital
Movements in spare share capital

Details	Date	Shares	Issue price	$
Balance	1 July 2022	138,755,376		84,480,249
ATM issue of shares No. 8	7 July 2022	573,370	$0.7102	407,201
ATM issue of shares No. 9	8 August 2022	8,561,490	$0.3316	2,839,346
ATM issue of shares No. 10	9 August 2022	10,000	$0.2723	2,723
ATM issue of shares No. 11	10 August 2022	158,020	$0.2465	38,949
ATM issue of shares No. 12	11 August 2022	330,960	$0.2413	79,868
ATM issue of shares No. 13	12 August 2022	1,247,440	$0.2469	308,050
ATM issue of shares No. 14	12 September 2022	651,030	$0.2211	143,964
ATM issue of shares No. 15	13 September 2022	28,350	$0.2187	6,200
Scientific Advisory Board issue	14 September 2022	60,000	$0.2100	12,600
ATM issue of shares No. 16	7 October 2022	736,760	$0.1789	131,797
ATM issue of shares No. 17	28 October 2022	12,296,180	$0.1865	2,293,288
Less: share issue transaction costs		—	$0.0000	(400,517)

Balance	31 December 2022	163,408,976		90,343,718